FINANCE RECEIVABLES (10K) - Credit risk profile based on payment activity (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables	$ 9,605	$ 7,306	$ 4,639
Performing
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables	9,527	7,174	4,619
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables	$ 78	$ 132	$ 20